                       U. S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


             Read instructions at end of Form before preparing Form.
                              Please print or type.
-----------------------------------------------------------------------------

1. Name and address of issuer:    MAS FUNDS
                                  ONE TOWER BRIDGE
                                  WEST CONSHOHOCKEN, PA 19428-0868
-----------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

                                  MAS FUNDS
                        SEE SCHEDULE "A" ATTACHED
------------------------------------------------------------------------------

3. Investment Company Act File Number:     811-3980


   Securities Act File Number:             2-89729
------------------------------------------------------------------------------

4. Last day of fiscal year for which this notice is filed:  SEPTEMBER 30, 1996

------------------------------------------------------------------------------


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [ ]

------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):

------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                           NONE

------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                           NONE

------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:

                             SEE SCHEDULE "B" ATTACHED

------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        SEE SCHEDULE "B - 1" ATTACHED

------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction b.7):
                        SEE SCHEDULE "C" ATTACHED

------------------------------------------------------------------------------

12. Calculation of registration fee:

         (I)   Aggregate sale price of securities sold during the fiscal year
               in reliance on rule 24f-2 (from Item 10):                                 $              4,047,894,345
                                                                                         ----------------------------


         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11, if applicable):                +                754,799,211
                                                                                         ----------------------------

         (iii) Aggregate price of shares redeemed or repurchased during
               the fiscal year (if applicable) (SEE SCHEDULE "D" ATTACHED):              -              4,213,666,516
                                                                                         ----------------------------


         (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
               to rule 24e-2(if aplicable):                                              +                          0
                                                                                         ----------------------------


         (v)   Net aggregate price of securities sold and issued during
               the fiscal year in reliance on rule 24f-2 [line (I), plus line
               (ii), less line (iii), plus line (iv)] if applicable:                     $                589,027,040
                                                                                         ----------------------------


         (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
               instruction C.6):                                                         X                    1/3,300
                                                                                         ----------------------------


         (vii) Fee due [line (I) or line (v)  multiplied by line (vi)]:                  $                 178,493.04
                                                                                         ----------------------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                               [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: NOVEMBER __, 1996

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                  -----------------------------------

                                  DOUGLAS W. KUGLER, TREASURER
                                  -----------------------------------

Date     11/08/96

                 *Please print the name and title of the signing officer below the signature.

                                 SCHEDULE "A"


EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES
EQUITY PORTFOLIO INVESTMENT CLASS SHARES
SELECT EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES *
VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES
VALUE PORTFOLIO INVESTMENT CLASS SHARES
VALUE PORTFOLIO ADVISER CLASS SHARES
SMALL CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES
MID CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES
MID CAP VALUE PORTFOLIO INVESTMENT dCLASS SHARES
MID CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS SHARES
INTERNATIONAL EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES INTERNATIONAL EQUITY PORTFOLIO INVESTMENT CLASS SHARES
BALANCED PORTFOLIO INSTITUTIONAL CLASS SHARES
MULTI-ASSET CLASS PORTFOLIO INSTITUTIONAL CLASS SHARES
MULTI-ASSET CLASS PORTFOLIO INVESTMENT CLASS SHARES
FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES
DOMESTIC FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES
FIXED INCOME II PORTFOLIO INSTITUTIONAL CLASS SHARES
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES SPECIAL PURPOSE FIXED INCOME PORTFOLIO INVESTMENT CLASS SHARES GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES INTERNATIONAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES LIMITED DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES
HIGH YIELD PORTFOLIO INSTITUTIONAL CLASS SHARES
HIGH YIELD PORTFOLIO INVESTMENT CLASS SHARES
MORTGAGE-BACKED SECURITIES PORTFOLIO INSTITUTIONAL CLASS SHARES CASH RESERVES PORTFOLIO INSTITUTIONAL CLASS SHARES
MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES
PA MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES
INTERMEDIATE DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES ADVISORY FOREIGN FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES EMERGING MARKETS PORTFOLIO INSTITUTIONAL CLASS SHARES
ADVISORY MORTGAGE PORTFOLIO INSTITUTIONAL CLASS SHARES


* THE SELECT EQUITY PORTFOLIO CEASED OPERATIONS ON JULY 31, 1996.

                             SCHEDULE "B"



NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

                                                                                     SHARES:                     PRICE:
                                                                                     -------                     ------
EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                                         7,686,307              $186,996,511
EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                                4,819                   117,150
SELECT EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES: *                                  670,181                 8,260,000
VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                         63,277,095               930,274,285
VALUE PORTFOLIO INVESTMENT CLASS SHARES:                                               595,165                 8,889,047
VALUE PORTFOLIO ADVISER CLASS SHARES:                                                  993,446                15,433,180
SMALL CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                7,158,321               128,124,918
MID CAP VALUE  PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 3,154,428                41,528,957
MID CAP VALUE  PORTFOLIO INVESTMENT CLASS SHARES:                                        8,821                   121,706
MID CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 3,094,072                58,507,610
INTERNATIONAL EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                          11,400,401               145,685,924
INTERNATIONAL EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                 20,355                   267,883
BALANCED PORTFOLIO INSTITUTIONAL CLASS SHARES:                                       3,040,319                40,646,647
MULTI-ASSET CLASS  PORTFOLIO INSTITUTIONALCLASS SHARES:                              6,609,112                76,136,347
MULTI-ASSET CLASS PORTFOLIO INVESTMENT CLASS SHARES:                                   248,186                 3,020,092
FIXED INCOME  PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 37,652,635               440,800,757
DOMESTIC FIXED INCOME  PORTFOLIO INSTITUTIONAL CLASS SHARES:                         5,723,950                62,619,450
FIXED INCOME II PORTFOLIO INSTITUTIONAL CLASS SHARES:                                4,437,625                49,696,447
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                   8,626,315               103,801,746
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INVESTMENT CLASS SHARES:                         63,172                   757,804
GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                            2,556,867                27,691,763
INTERNATIONAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                     6,560,808                70,948,596
LIMITED DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                               9,584,764                99,081,492
HIGH YIELD PORTFOLIO INSTITUTIONAL CLASS SHARES:                                    17,601,487               157,380,352
HIGH YIELD PORTFOLIO INVESTMENT CLASS SHARES:                                          546,231                 4,914,994
MORTGAGE-BACKED SECURITIES PORTFOLIO INSTITUTIONAL CLASS SHARES:                       551,672                 5,647,395
CASH RESERVES PORTFOLIO INSTITUTIONAL CLASS SHARES:                                143,726,175               143,726,175
MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                                      1,541,733                17,213,312
PA MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                                   1,153,583                13,002,612
INTERMEDIATE DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                          2,133,167                21,693,947
ADVISORY FOREIGN FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                 31,538,957               349,384,091
EMERGING MARKETS INSTITUTIONAL CLASS SHARES:                                           801,025                 9,067,608
ADVISORY MORTGAGE  INSTITUTIONAL CLASS SHARES:                                      80,398,977               826,455,547
                                                                                                          --------------
                                                                                                          $4,047,894,345




* THE SELECT EQUITY PORTFOLIO CEASED OPERATIONS ON JULY 31, 1996

                                SCHEDULE "B - 1"

NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

                                                                                     SHARES:                     PRICE:
                                                                                     -------                     ------
EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                                          7,686,307               $186,996,511
EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                                 4,819                    117,150
SELECT EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES: *                                   670,181                  8,260,000
VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                          63,277,095                930,274,285
VALUE PORTFOLIO INVESTMENT CLASS SHARES:                                                595,165                  8,889,047
VALUE PORTFOLIO ADVISER CLASS SHARES:                                                   993,446                 15,433,180
SMALL CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 7,158,321                128,124,918
MID CAP VALUE  PORTFOLIO INSTITUTIONAL CLASS SHARES:                                  3,154,428                 41,528,957
MID CAP VALUE  PORTFOLIO INVESTMENT CLASS SHARES:                                         8,821                    121,706
MID CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS SHARES:                                  3,094,072                 58,507,610
INTERNATIONAL EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                           11,400,401                145,685,924
INTERNATIONAL EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                  20,355                    267,883
BALANCED PORTFOLIO INSTITUTIONAL CLASS SHARES:                                        3,040,319                 40,646,647
MULTI-ASSET CLASS PORTFOLIO INSTITUTIONALCLASS SHARES:                                6,609,112                 76,136,347
MULTI-ASSET CLASS PORTFOLIO INVESTMENT CLASS SHARES:                                    248,186                  3,020,092
FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                                   37,652,635                440,800,757
DOMESTIC FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                           5,723,950                 62,619,450
FIXED INCOME II PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 4,437,625                 49,696,447
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                    8,626,315                103,801,746
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INVESTMENT CLASS SHARES:                          63,172                    757,804
GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                             2,556,867                 27,691,763
INTERNATIONAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                      6,560,808                 70,948,596
LIMITED DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                                9,584,764                 99,081,492
HIGH YIELD PORTFOLIO INSTITUTIONAL CLASS SHARES:                                     17,601,487                157,380,352
HIGH YIELD PORTFOLIO INVESTMENT CLASS SHARES:                                           546,231                  4,914,994
MORTGAGE-BACKED SECURITIES PORTFOLIO INSTITUTIONAL CLASS SHARES:                        551,672                  5,647,395
CASH RESERVES PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 143,726,175                143,726,175
MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                                       1,541,733                 17,213,312
PA MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                                    1,153,583                 13,002,612
INTERMEDIATE DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                           2,133,167                 21,693,947
ADVISORY FOREIGN FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                  31,538,957                349,384,091
EMERGING MARKETS INSTITUTIONAL CLASS SHARES:                                            801,025                  9,067,608
ADVISORY MORTGAGE INSTITUTIONAL CLASS SHARES:                                        80,398,977                826,455,547
                                                                                                            --------------
                                                                                                            $4,047,894,345


* THE SELECT EQUITY PORTFOLIO CEASED OPERATIONS ON JULY 31, 1996

                                 SCHEDULE "C"

NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

                                                                            SHARES:          PRICE:
                                                                            -------          ------
EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                               6,676,259    $157,127,018
EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                         21             530
SELECT EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES: *                        277,848       3,284,512
VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                               10,268,849     143,059,262
VALUE PORTFOLIO INVESTMENT CLASS SHARES:                                         798          11,689
VALUE PORTFOLIO ADVISER CLASS SHARES:                                              0               0
SMALL CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                      3,496,344      55,347,126
MID CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                           51,984         611,327
MID CAP VALUE PORTFOLIO INVESTMENT CLASS SHARES:                                   0               0
MID CAP GROWTH INSTITUTIONAL CLASS SHARES:                                 3,125,772      52,044,098
INTERNATIONAL EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                 1,210,781      14,783,631
INTERNATIONAL EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                            0               0
BALANCED PORTFOLIO INSTITUTIONAL CLASS SHARES:                             1,858,017      24,119,468
MULTI-ASSET CLASS PORTFOLIO INSTITUTIONAL CLASS SHARES:                      541,110       6,225,969
MULTI-ASSET CLASS PORTFOLIO INVESTMENT CLASS SHARES:                           2,277          27,118
FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                         7,612,276      88,188,249
DOMESTIC FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                  279,141       3,008,890
FIXED INCOME II PORTFOLIO INSTITUTIONAL CLASS SHARES:                        781,311       8,664,003
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:         2,827,076      34,093,943
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INVESTMENT CLASS SHARES:                  678           8,009
GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                    291,344       3,128,809
INTERNATIONAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:           1,054,442      11,131,517
LIMITED DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                       480,341       4,921,291
HIGH YIELD PORTFOLIO INSTITUTIONAL CLASS SHARES:                           1,829,755      16,059,626
HIGH YIELD PORTFOLIO INVESTMENT CLASS SHARES:                                  5,569          48,836
MORTGAGE-BACKED SECURITIES PORTFOLIO INSTITUTIONAL CLASS SHARES:             199,066      2 ,035,948
CASH RESERVES PORTFOLIO INSTITUTIONAL CLASS SHARES:                        2,738,862       2,738,862
MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                              129,920       1,442,923
PA MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                            74,423         838,410
INTERMEDIATE DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                  171,038       1,746,023
ADVISORY FOREIGN FIXED INCOME  PORTFOLIO INSTITUTIONAL CLASS SHARES:       2,758,334      29,798,001
EMERGING MARKETS PORTFOLIO INSTITUTIONAL CLASS SHARES:                       235,003       2,439,334
ADVISORY MORTGAGE  PORTFOLIO INSTITUTIONAL CLASS SHARES:                   8,555,554      87,864,789
                                                                                        ------------
                                                                                        $754,799,211



* THE SELECT EQUITY PORTFOLIO CEASED OPERATIONS ON JULY 31, 1996.

                                 SCHEDULE "D"

AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR, IF
APPLICABLE:

                                                                                      SHARES:          PRICE
                                                                                      --------         -----
EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                                        23,580,150      $579,291,995
EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                                  442            10,592
SELECT EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES: *                                3,455,669        40,148,514
VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                         40,738,782       606,431,107
VALUE PORTFOLIO INVESTMENT CLASS SHARES:                                                 3,415            48,577
VALUE PORTFOLIO ADVISER CLASS SHARES:                                                      717            11,200
SMALL CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                4,377,148        77,653,136
MID CAP VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES:                                     59,539           781,710
MID CAP VALUE PORTFOLIO INVESTMENT CLASS SHARES:                                             0                 0
MID CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS SHARES:                                 6,656,954       126,022,514
INTERNATIONAL EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES:                          57,390,751       722,596,274
INTERNATIONAL EQUITY PORTFOLIO INVESTMENT CLASS SHARES:                                  2,604            33,817
BALANCED PORTFOLIO INSTITUTIONAL CLASS SHARES:                                       8,743,918       115,185,945
MULTI-ASSET CLASS PORTFOLIO INSTITUTIONAL CLASS SHARES:                              5,135,443        61,779,664
MULTI-ASSET CLASS PORTFOLIO INVESTMENT CLASS SHARES:                                         0                 0
FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                                  19,803,427       232,193,503
DOMESTIC FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                            520,312         5,633,926
FIXED INCOME II PORTFOLIO INSTITUTIONAL CLASS SHARES:                                3,763,267        42,178,867
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                   6,090,635        74,327,574
SPECIAL PURPOSE FIXED INCOME PORTFOLIO INVESTMENT CLASS SHARES:                              0                 0
GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                            1,725,279        19,167,445
INTERNATIONAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                     5,940,309        62,560,771
LIMITED DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                               7,816,804        80,842,861
HIGH YIELD PORTFOLIO INSTITUTIONAL CLASS SHARES:                                    12,630,849       113,632,043
HIGH YIELD PORTFOLIO INVESTMENT CLASS SHARES:                                                0                 0
MORTGAGE-BACKED SECURITIES PORTFOLIO INSTITUTIONAL CLASS SHARES:                       607,996         6,390,220
CASH RESERVES PORTFOLIO INSTITUTIONAL CLASS SHARES:                                112,591,347       112,591,347
MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                                        168,637         1,883,283
PA MUNICIPAL PORTFOLIO INSTITUTIONAL CLASS SHARES:                                     165,209         1,860,261
INTERMEDIATE DURATION PORTFOLIO INSTITUTIONAL CLASS SHARES:                          2,935,815        29,840,313
ADVISORY FOREIGN FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS SHARES:                 63,889,307       709,001,115
EMERGING MARKETS PORTFOLIO INSTITUTIONAL CLASS SHARES:                               1,823,343        20,351,262
ADVISORY MORTGAGE PORTFOLIO INSTITUTIONAL CLASS SHARES                              35,653,856       371,216,680
                                                                                                  --------------
                                                                                                  $4,213,666,516


* THE SELECT EQUITY PORTFOLIO CEASED OPERATIONS ON JULY 31, 1996.

November 26, 1996



MAS Funds
c/o Miller Anderson & Sherrerd, LLP
One Tower Bridge, Suite 1150
West Conshohocken, PA  19428-0868

Re:      Rule 24f-2 Notice for MAS Funds
         (Registration No. 2-89729)
         -------------------------------

Ladies and Gentlemen:

MAS Funds (the "Fund") is a business trust established under the laws of the Commonwealth of Pennsylvania with its principal place of business in West Conshohocken, Pennsylvania. The Fund is an open-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of beneficial interest, without par value, issued by the Fund in reliance upon Rule 24f-2 for the fiscal year ended September 30, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the authorization of an unlimited number of shares of beneficial interest, without par value, which have been offered under prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Prospectus").

We are of the opinion that such shares of beneficial interest, when sold and issued in return for the payment described in the Fund's Prospectus, were legally issued, fully paid and non-assessable by the Fund.

The Fund is an entity of the type commonly known as a "Pennsylvania business trust." Under Pennsylvania law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. The By-laws of the Fund states that creditors of, contractors with and claimants against the Fund shall look only to the assets of the Fund for payment. It also

One Tower Bridge
November 26, 1996
Page 2





requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Fund on behalf of the Fund. The By-laws of the Fund further provide: (i) for indemnification out of Fund assets for all loss and expense of any shareholder held personally liable for the obligations of the Fund by virtue of ownership of Shares of the Fund; and (ii) for the Fund to assume the defense of any claim against the shareholder for any act or obligation of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

We hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Fund is about to file with the Securities and Exchange Commission.


Very truly yours,

/s/ Morgan, Lewis & Bockius LLP




cc:      Ms. Lorraine Truten
         Mr. Douglas Kugler